Loans, financing and debentures (Tables)	12 Months Ended
Jun. 30, 2019
Loans Financing and Debentures [Abstract]
Schedule of loans and financing
	Bank	Final Maturity	Annual interest rates and charges -%	Guarantee	2019	2018
Current
Financing for agricultural costs	BNB and Itaú	June/20	Fixed rate 6.14% to 7%	Preferência Farm	38,588	31,847
Financing for agricultural costs (PYG)	Itaú	November/19	Fixed rate 7.25% to 8.25%	-	18,364	11,486
Bahia Project Financing	BNB and HSBC	June/20	Fixed rate 3.50% to 9%	Jatobá and Chaparral Farms	6,243	3,131
Financing of Machinery and Equipment – FINAME	Rabobank	June/20	TJLP + 3.73% Fixed rate 8.50% to 10.5%	Machinery and Equipment	1,431	630
Financing of sugarcane	Itaú, Rabobank and Banco do Brasil	June/20	TJLP + 2.70 to 3.80% Fixed rate 6.14% to 10%	Chaparral and Preferência Farms	1,401	21,318
Debentures	Companhia brasileira de securitização	June/20	106.5% and 110% of CDI	Chaparral Farm	10,581	-
					76,608	68,412

Noncurrent
Financing Bahia Project	BNB and HSBC	August/23	Fixed rate 3.50% to 9%	Jatobá and Chaparral Farms	22,291	27,146
Financing of Machinery and Equipment – FINAME	Rabobank	June/24	TJLP + 3.73% Fixed rate 8.50% to 10.5%	Machinery and Equipment	4,111	5,411
Financing of sugarcane	Itaú, Rabobank, and Banco do Brasil	December/23	TJLP + 2.70 to 3.80% Fixed rate 6.14% to 10%	Chaparral and Preferência Farms	42,081	13,194
Debentures	Companhia brasileira de securitização	July/23	106.5% and 110% of CDI	Chaparral Farm	140,762	141,642

					209,245	187,393
					285,853	255,805

Schedule of changes in loans and financing

	2017	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2018
Agricultural Cost Financing	10,703	62,734	(34,062)	(1,447)	4,003	1,402	43,333
Bahia Project Financing	46,098	13,904	(27,622)	(4,706)	2,603	-	30,277
Working Capital Financing (Reais)	15,782	16,250	(31,523)	(1,893)	1,384	-	-
Working Capital Financing (USD)	5,031	-	(4,703)	(83)	18	(263)	-
Financing of Machinery and Equipment – FINAME	1,209	4,700	-	(404)	461	75	6,041
Sugarcane Financing	9,273	32,557	(7,498)	(1,814)	1,994	-	34,512
Debentures	-	140,165	-	-	1,477	-	141,642
	88,096	270,310	(105,408)	(10,347)	11,940	1,214	255,805

	2018	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2019
Agricultural Cost Financing (Reais)	31,847	37,523	(32,148)	-	1,366	-	38,588
Agricultural Cost Financing (PYG)	11,486	22,838	(15,046)	(1,297)	1,365	(982)	18,364
Bahia Project Financing (*)	30,277	-	(3,018)	(318)	1,593	-	28,534
Financing of Machinery and Equipment – FINAME	6,041	-	(479)	(560)	538	2	5,542
Sugarcane Financing	34,512	30,233	(22,487)	(1,862)	3,086	-	43,482
Debentures	141,642	-	-	-	9,701	-	151,343
	255,805	90,594	(73,178)	(4,037)	17,649	(980)	285,853

(*)	Financing to raise funds for opening of areas and improvements in Jatobá and Chaparral farms.